Off-balance sheet commitments given and contingent liabilities	3 Months Ended
Mar. 31, 2026
Off-Balance Sheet Commitments [Abstract]
Disclosure of commitments and contingent liabilities	Off-balance sheet commitments given and contingent liabilities
Over the three-month period ended March 31, 2026, the Group has not entered into any significant additional off-balance sheet commitment or amended already existing commitments. The off-balance sheet commitments given by the Group as of March 31,
2026 are identical to December 31, 2025, with the exception of the following changes in the commitments related to CRO contracts:
In the ordinary course of business, the Group regularly uses the services of subcontractors and enters into research and partnership arrangements with various CROs, and with public- sector partners or subcontractors, who conduct clinical trials and studies in relation to the drug candidates. As of December 31, 2025 and March 31, 2026, the Group’s commitments amounted to €205,131 thousand and
€198,060 thousand, respectively. The cost of services performed by CROs is recognized as an operating expense as incurred.